SCHEDULE 1 STATEMENT OF CASH FLOWS (Details 4)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY	Jun. 30, 2012 Parent [Member] USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY	Jun. 30, 2010 Parent [Member] CNY
Cash flows from operating activities:
Net income (loss)	$ (7,504,894)	(47,678,598)	(407,992,772)	5,659,825	$ (8,430,329)	(53,557,885)	(411,337,044)	5,659,825
Adjustments to reconcile net income to net cash used in operating activities:
Share of net (loss) profits of subsidiaries					7,026,271	44,637,902	(102,449,908)	(14,683,774)
Gain on trading investments, net	0	0	653,861	868,255	0	0	(653,861)	(868,255)
Impairment loss on other investment	127,384	809,270	4,409,508	0	127,384	809,270	4,409,508	0
Share-based compensation	434,441	2,760,006	11,437,616	10,395,821	434,441	2,760,006	11,437,616	10,395,821
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	11,936,125	0	0	0	486,628,367	0
Changes in current assets and liabilities:
Trading investments	0	0	(6,147,040)	(3,354,018)	0	0	6,147,040	3,354,018
Prepaid expenses and other current assets	936,958	5,952,494	(39,486,852)	(187,521)	82,160	521,961	2,110,219	(2,640,603)
Other payables and accruals	(1,573,432)	(9,996,010)	(26,721,883)	(14,806,402)	(1,019,384)	(6,476,145)	(14,016,572)	(493,509)
Deferred revenue	996,629	6,331,587	750,752	4,449,056	(229,419)	(1,457,499)	(1,727,027)	(1,459,299)
Net cash used in operating activities	6,802,838	43,218,432	(26,410,270)	(104,125,051)	(2,008,876)	(12,762,390)	(19,451,662)	(735,776)
Cash flows from investing activities:
Deposit for investment					0	0	0	18,581,952
Amount paid for acquisition of Little New Star Education Group	0	0	0	4,485,215	0	0	0	(33,000,000)
Repayment from subsidiaries					0	0	(270,609)	76,831,395
Disposal of a subsidiary	(44,137)	(280,403)	0	0	0	0	40,000,000	0
Acquisition of held-to-maturity investments	0	0	0	20,480,700	0	0	0	(20,480,700)
Net cash provided by investing activities	8,785,988	55,817,382	(49,006,282)	156,847,656	0	0	39,729,391	41,932,647
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	0	49	0	0	0	49	0
Proceeds from exercise of share options	247,510	1,572,428	386,458	10,506,502	247,510	1,572,428	386,458	10,506,502
Shares repurchase	40,062	254,511	18,404,849	38,698,609	(40,062)	(254,511)	(18,404,849)	(38,698,609)
Net cash (used in) provided by financing activities	57,912	367,917	(19,518,342)	(35,192,107)	207,448	1,317,917	(18,018,342)	(28,192,107)
Net increase (decrease) in cash and cash equivalents	15,646,738	99,403,731	(94,934,894)	17,530,498	(1,801,428)	(11,444,473)	2,259,387	13,004,764
Effect of exchange rate changes on cash and cash equivalents	(551,830)	(3,505,779)	(5,917,929)	(4,714,440)	(1,270,064)	(8,068,718)	(8,040,649)	(10,309,175)
Cash and cash equivalents at the beginning of year	63,887,093	405,874,701	506,727,524	493,911,466	10,626,369	67,509,322	73,290,584	70,594,995
Cash and cash equivalents at the end of year	$ 78,982,001	501,772,653	405,874,701	506,727,524	$ 7,554,877	47,996,131	67,509,322	73,290,584